Share capital, share premium and transaction costs on new equity instruments	12 Months Ended
Dec. 31, 2022
Share Capital and Share Premium [Abstract]
Share capital, share premium and transaction costs on new equity instruments	Share capital, share premium and transaction costs on new equity instruments
Share capital
As at December 31, 2022, the issued share capital of the Company amounts to €32,061 thousand (December 31, 2021: €100), divided into 267,177,592 ordinary shares of €0.12 (December 31, 2021: 100 ordinary shares of €1 per share). They entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of shares held. The authorized share capital of the Company as at December 31, 2022 amounted to €108,000 thousand (December 31, 2021: €100), divided into 900,000,000 ordinary shares of €0.12 per share (December 31, 2021: 100 ordinary shares of €1 per share).
Shareholder loans equity conversion
In 2018 and 2019, the Group entered into shareholder loans with Madeleine (the Company’s immediate parent) to finance its operations.

On March 16, 2022, before the closing of the SPAC Transaction, the shareholder loan equity conversion resulted in a share issuance of 2 Allego Holding ordinary shares at a par value of €1 per share, increasing share capital by €2, with the remaining difference in the shareholder loan equity conversion being recorded as an increase to share premium of €101,931 thousand and accordingly no gain or loss has been recognized in the consolidated statement of profit or loss.

For further details regarding the terms of the shareholder loans refer to Note 25.

First Special Fees Agreement with external consulting firm
Under the First Special Fees Agreement between Madeleine and an external consulting firm dated December 16, 2020, and subsequently amended, the external consulting firm was provided with the right, prior to closing of a Liquidity Event, to subscribe for new shares to be issued by an Allego Group company at the nominal value of such shares.

On March 16, 2022, in accordance with the First Special Fees Agreement, and before the closing of the SPAC Transaction, Allego Holding issued 22 ordinary shares at a par value of €1 per share to the external consulting firm, increasing share capital by €22. Please refer to Note 11.1 for more details on the First Special Fees Agreement.

Merger between Allego Holding B.V. and Spartan Acquisition Corp. III - the SPAC Transaction
As indicated in Note 4, on March 16, 2022, pursuant to the Business Combination Agreement, each holder of Allego N.V. ordinary shares exchanged by means of a contribution in kind its Allego Holding ordinary shares to Allego N.V. in exchange for the issuance of shares in accordance with the Exchange Ratio. Therefore, Allego Holding became a wholly owned subsidiary of Allego N.V. Consequently, 124 Allego Holding ordinary shares at a par value of €1 each were exchanged for 235,935,061 ordinary shares of Allego N.V. at a par value of €0.12 each. Consequently, share capital increased by €28,311 thousand and the share premium decreased by the same amount.

Furthermore, on March 16, 2022, each share of Spartan’s common stock was exchanged by means of a contribution in kind in exchange for the issuance of ordinary shares of Allego N.V., whereby Allego N.V. issued one ordinary share for each share of Spartan’s common stock exchanged. This resulted in the issuance of 14,907,582 Allego N.V. ordinary shares of €0.12 par value, and increased share capital by €1,789 thousand and share premium by €85,808 thousand, which includes the impact of applying IFRS 2 for €158,714 thousand (see Note 4).

PIPE Financing

Concurrently with the execution of the BCA, Spartan and Allego entered into Subscription Agreements (the “Subscription Agreements”), dated July 28, 2021, with a number of investors (collectively the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to and purchase, and Allego N.V. agreed to issue and sell to such PIPE Investors, an aggregate of 15,000,000 Ordinary Shares (the “PIPE Shares”) at a price of $10.00 per share (€9.07[4] per share) for an aggregate purchase price of $150,000 thousand (€136,048 thousand) in proceeds (the “PIPE Financing”) on the Closing Date.

Such Subscription Agreements entered with the PIPE investors resulted in two separate share issuances (hereinafter referred to as the “First PIPE Share Issue” and the “Second PIPE Share Issue” respectively) by the Company during the year ended December 31, 2022. The First PIPE Share Issue executed on March 16, 2022, meant a share capital increase of €1,500 thousand (12,500,000 ordinary shares at a price of €0.12 per share) and a rise in share premium of €108,515 thousand. Additionally, an increase in contract liability of €3,358 thousand was recognized for future charging services to be provided to one of the PIPE Investors. See Note 6 for further detail. On March 22, 2022 the Second PIPE Share Issue was executed, 2,500,000 ordinary shares were issued at price of €0.12 per share, increasing share capital by €300 thousand, and raising share premium by €22,375 thousand.

Transaction costs on new equity instruments
During the year ended December 31, 2022, the Group incurred transaction costs of € nil (2021: €1,059 thousand, 2020 € nil) that are directly attributable to the issuance of new equity instruments in relation to the SPAC Transaction. These transaction costs have been recorded as a deduction to share premium. For further details regarding these transaction costs refer to Note 4.
The Group also incurred transaction costs in relation to the SPAC Transaction, which are not directly related to the issuance of new equity instruments (refer to Note 4). These transaction costs have been recorded in the consolidated statement of profit or loss for the year ended December 31, 2022, within general and administrative expenses.

Issuance of Ordinary Shares upon exercise of the Private Placement Warrants
As indicated in Note 27, on April 15, 2022, all the Private Placement Warrants were exercised on a cashless basis. As a result of the exercise, 9,360,000 Private Placement Warrants were converted into 1,334,949 Allego N.V. ordinary shares, with a nominal value of €0.12 per share, increasing share capital by €160 thousand, and raising share premium by €13,694 thousand.

[4] Translated at the EUR/USD Exchange rate as at March 16, 2022

Share capital and share premium movements
Movement of share capital and share premium are as follows:

	Notes	Shares	Price per share (in €)	Share Capital (in €'000)	Share Premium (in €'000)
As at January 1, 2020		100	1.00	1	36,947
As at December 31, 2020		100	1.00	1	36,947

As at January 1, 2021		100	1.00	1	36,947
Share premium Contribution		—	—	—	26,000
Transaction costs		—	—	—	(1,059)
As at December 31, 2021		100	1.00	1	61,888

As at January 1, 2022		100	1.00	1	61,888
Share capital transaction within Allego Holding BV as part of the merger (“the Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	—	101,931
E8 The first special fee agreement March 16, 2022		22	1.00	—	—
As at March 16, 2022 immediately prior to closing the Transaction		124	1.00	1	163,819

Share capital transaction within Allego NV as part of the merger (“the Transaction”)
Elimination old shares March 16, 2022		(124)	1.00	—	—
Share Capital increase on conversion March 16, 2022		235,935,061	0.12	28,311	(28,311)
Spartan Share Capital March 16,2022		14,907,582	0.12	1,789	85,808
Share Capital for PIPE March 16, 2022		12,500,000	0.12	1,500	108,515
Share Capital for PIPE March 22, 2022		2,500,000	0.12	300	22,375

Other equity movements during the year ended December 31, 2022
Private Placement Warrants exercise April 15, 2022		1,334,949	0.12	160	13,694
As at December 31, 2022		267,177,592		32,061	365,900

All the shares issued have been fully paid at the date of the capital issuance.
On March 17, 2022, trading in the new public company commenced on the NYSE. The Company trades under the Allego name under the ticker symbol “ALLG”.